TD Auto Finance LLC	Distribution Date: 08-Sep-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	12
Distribution Date	08-Sep-11
Record Date	07-Sep-11

Dates Covered	From and Including	To and Including
Collections Period	01-Aug-11	31-Aug-11
Accrual Period	08-Aug-11	07-Sep-11
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	119,157	$1,184,441,024.71
Collections of Installment Principal		46,330,423.32
Collections Attributable to Full Payoffs		27,819,829.86
Principal Amount of Repurchases		30,412.18
Principal Amount of Gross Losses		3,740,291.06

Pool Balance — End of Period(EOP)	115,153	$1,106,520,068.29

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	52.67%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	110.489%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,840,065.90	Trigger	Compliance?
Net Credit Loss Percentage	0.900%	8.00%	Yes
Cumulative Net Credit Losses	$18,903,816.73
Cumulative Recovery Ratio	50.507%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$23,040,550.12	2.082%	2,050
61-90 Days Delinquent	2,422,980.51	0.219%	200
91-120 Days Delinquent	656,116.53	0.059%	53
121 Days or More Delinquent	11,473.54	0.001%	1
Repossessions	3,564,232.75	0.322%	275

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$6,654,803.33
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.54077%

	Current Month	Prior Month
Weighted Average A.P.R.	7.324%	7.311%
Weighted Average Remaining Term (months)	27.43	28.26
Weighted Average Seasoning (months)	41.41	40.47

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Sep-11 Page 2 of 3

Cash Sources
Collections of Installment Principal		$46,330,423.32
Collections Attributable to Full Payoffs		27,819,829.86
Principal Amount of Repurchases		30,412.18
Recoveries on Loss Accounts		1,900,225.16
Collections of Interest		7,418,631.93
Investment Earnings		472.61
Reserve Account Draw		0.00

Total Sources		$83,499,995.06

Cash Uses
Servicer Fee		$987,034.19
Backup Servicer Fee		9,870.34
A Note Interest		522,080.10
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		77,920,956.42
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		3,490,699.98

Total Cash Uses		$83,499,995.06

Administrative Payment
Total Principal and Interest Sources		$83,499,995.06
Investment Earnings in Trust Account		(472.61)
Daily Collections Remitted		(83,499,522.45)
Reserve Account Draw		0.00
Servicer Fee		(987,034.19)
Distribution to Class E Noteholders		(3,490,699.98)

Payment Due to/(from) Trust Account		($4,477,734.17)

O/C Release (Prospectus pg S42)

Pool Balance		$1,106,520,068.29

Total Securities		$1,001,478,042.52

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$3,490,699.98

Current Net Credit Loss Percentage		0.900%

	Required O/C

If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-Sep-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face

Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	487,398,998.94	409,478,042.52	568.7195035	77,920,956.42	108.2235506	280,254.42	0.3892423
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,079,398,998.94	$1,001,478,042.52		$77,920,956.42		$1,091,434.13

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 31

Manager	06-Sep-11
(248) 427-2557	Date